TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables as at December 31, 2021 and 2020 are as follows:

Amounts in US$ ‘000	2021	2020
Accounts payable	7,599	13,471
Taxes and social security	1,505	616
Other payables	34	176
Accruals for employees	8,850	8,113
Accruals for rebates and discounts	11,111	14,930
Accrual for production	5,760	4,117
Other accruals	7,614	6,243
Balance at December 31	42,473	47,666